Equity - Dividends Declared and Paid (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
“B”
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.61070	$ 0.56600	$ 0.38333
“D”
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.76340	$ 0.70850	$ 0.47917
Coca-Cola FEMSA
Disclosure of classes of share capital [line items]
Dividend payable, premium, as percentage of non-premium dividend	100.00%